Taxation	12 Months Ended
Dec. 31, 2022
Taxation
Taxation

9. Taxation

The Company is subject to income taxes in the Netherlands and the United States.

Netherlands

No tax charge or income was recognized during the reporting periods since the Company is in a loss-making position and has a history of losses. As of December 31, 2022 the Company has Dutch tax loss carryforwards of $5.9 million. The 2022 and 2021 taxable amounts are not final as the 2022 and 2021 Dutch corporate income tax return are still in draft. The 2020 Dutch corporate income tax return is final and has been filed.

As a result of the Dutch corporate income tax law, tax loss carryforwards are not subject to a time limitation and remain available for offset indefinitely. Actual offset of these losses is however limited to 50% of the taxable amount that exceeds EUR 1 million (previously losses carry forward were subject to a time limitation of six years whereas losses from 2018 and prior years were subject to a time limitation of nine years – all losses that were still available for offset on 1 January 2022 became available for offset indefinitely).

The following table provides an overview of our unrecognized tax loss carryforwards by year:

(in thousands)	Loss per year
2017	$862
2018	2,756
2019	1,084
2020	—
2021	908
2022	289
$5,900

In order to promote innovative technology development activities and investments in new technologies, a corporate income tax incentive has been introduced in Dutch tax law called the “Innovation Box.” The effective rate for Innovation Box profits is 9%. Lava Therapeutics N.V. has applied for the Innovation Box and its request is currently under final review with the Dutch Tax Authorities. For tax purposes, we capitalized IP development costs of $27.8 million, $33.9 million and $14.6 million in our tax returns for the years ended 2022, 2021 and 2020, respectively. In total, $84.1 million of IP development costs was capitalized. This amount will reduce future taxable income due to future tax amortization of capitalized IP development costs. The deferred tax asset have not been recognized.

On the basis of the 2022 annual accounts, there are accounting-to-tax differences of $32 million. These differences primarily relate to capitalization of IP development costs for Dutch corporate income tax purposes and IFRS 16 lease amounts. Permanent differences relate to non-deductible share-based payment expenses, expenses which were treated as non-deductible for Dutch corporate income tax purposes and other non-deductible mixed expenses.

Deferred income tax assets can only be recognized for tax losses and capitalization of IP development costs for Dutch corporate tax purposes to the extent that the realization of the related tax benefit through future taxable profits is probable. The Company recognizes deferred tax assets arising from unused tax losses or tax credits only to the extent there is convincing other evidence that sufficient taxable profit will be available against which the unused tax losses or unused tax credits can be utilized by the Company. Management concluded that there is not sufficient probability as per IAS 12, Income Taxes, that there will be future taxable profits available in the foreseeable future against which the unused tax losses and deduction of capitalized IP development costs can be used; therefore, a deferred tax asset has not been recognized.

The statute of limitation in the Netherlands is five years, starting from the day after the end of the tax year and any extensions granted for filing the corporate income tax returns. The tax authorities are allowed to audit years for which a final assessment has already been imposed. Since our inception was in 2016, all tax years are currently open for an audit by the Dutch tax authorities.

United States

A tax charge was recognized during the reporting periods due to the U.S. profitable position. The activities of LAVA Therapeutics, Inc. are limited and regard only to the CEO, CFO and CMO for LAVA Therapeutics N.V. and related staff who are domiciled in the U.S. The remuneration of LAVA Therapeutics, Inc. is based on the costs incurred for the services rendered including a profit mark-up.

Reconciliation of income tax expense at statutory tax rate and the income expenses as reported in the consolidated statement of loss and other comprehensive income is as follows:

	For the Year Ended December 31,
(in thousands)	2022	2021	2020
Loss before income tax	$(31,658)	$(42,198)	$(15,884)
Computed 25.8% tax on Loss (2021/2020: 25%)	(8,168)	(10,549)	(3,971)

Tax effect of:
Non-deductible costs	1,080	982	124
Unrecognized deferred tax for losses and temporary differences	7,192	9,435	3,939
Difference in overseas tax rates	72	46	30
Change in deferred tax asset	72	244	(18)
Previously unrecognized tax losses now recouped to reduce current tax expense	—	—	(61)
Total corporate tax	$249	$157	$43

Effective tax rate	(0.8)%	(0.4)%	(0.3)%

	For the Year Ended December 31,
(in thousands)	2022	2021	2020
Current tax on result	$249	$139	$61
Deferred tax prior years	—	18	—
Deferred tax current year	(7,264)	(9,679)	(3,921)
Movement valuation allowance	7,264	9,679	3,903
Total corporate tax expense	$249	$157	$43

Unrecognized deferred tax assets

Deferred tax assets have not been recognized in respect of the following items, because it is not probable that future taxable profit will be available against which the Company can use the benefit therefrom.

	For the Year Ended December 31,
(in thousands)	2022	2021	2020
Deductible temporary differences	$83,933	$59,683	$25,668
Tax losses	5,900	5,747	5,218
Total unrecognized deferred tax assets	$89,833	$65,429	$30,886

Total tax effect 25.8% (2021/2020: 25%)	$23,177	$16,357	$7,722